DIVIDEND NOTES PAYABLE	6 Months Ended
Jun. 30, 2024
Dividend Notes Payable
DIVIDEND NOTES PAYABLE

Note 15. DIVIDEND NOTES PAYABLE

Prior to the merger, we filed our tax returns as an S Corporation. Historically, all income tax liabilities and benefits of the Company are passed through to the shareholders annually through distributions. No dividends were declared during 2023 or 2022. During 2021, the Board of Directors declared $7,395,694 in dividends to the shareholders, payable in cash as the Company’s liquidity allows. During 2022, the Company paid the shareholders $1,965,706. In November 2022, each shareholder agreed to defer the accrued dividends payable by entering into 6.00% interest rate dividend notes payable. All outstanding and accrued interest is due and payable when the dividend notes payable mature on December 31, 2025. Interest commenced accruing on January 1, 2023.

Dividends declared, distributed, and accrued are as follow as of June 30, 2024 and December 31, 32023:

	2024	2023

Accrued interest on dividends payable	$394,959	$274,242
Dividends payable	$4,023,923	$4,023,923